Average Annual Total Returns - Asset Allocation Fund	None 1 Year	None 5 Years	None 10 Years	Old Blended Index 1 Year	Old Blended Index 5 Years	Old Blended Index 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	New Blended Index 1 Year	New Blended Index 5 Years	New Blended Index 10 Years
Total	11.74%	7.34%	7.08%	13.46%	10.22%	9.18%	7.51%	4.44%	3.84%	0.58%	1.16%	0.60%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%